Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020
Expenses
General and administrative	$ 1,109	$ 855	$ 1,942	$ 1,909
Interest	1,217	1,361	2,524	2,708
Foreign exchange (gain)	(574)		(673)
Foreign exchange loss		369		362
Share of joint venture expenditures - Lion Battery	343		343
Stock compensation expense	1,167	492	1,607	736
Total operating expenses	3,262	3,077	5,743	5,715
Other Income
Loss (Gain) on fair value derivatives and other instruments	550	66	558	(3,063)
Loss on partial settlement of Sprott Facility	201		300
Net finance income	(24)	(43)	(48)	(106)
Net Loss for the period	3,989	3,100	6,553	2,546
Items that may be subsequently reclassified to net loss:
Currency translation adjustment	(175)	2,246	(3,325)	894
Comprehensive loss for the period	3,814	5,346	3,228	3,440
Net Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	3,989	3,100	6,553	2,546
Non-controlling interests	0	0	0	0
Loss (Gain)	3,989	3,100	6,553	2,546
Comprehensive loss attributable to:
Shareholders of Platinum Group Metals Ltd.	3,814	5,346	3,228	3,440
Non-controlling interests	0	0	0	0
Comprehensive loss for the period	$ 3,814	$ 5,346	$ 3,228	$ 3,440
Basic and diluted loss per common share	$ 0.06	$ 0.05	$ 0.09	$ 0.04
Weighted average number of common shares outstanding: Basic and diluted	71,517,800	61,485,929	69,417,398	60,041,077